Organization and Principal Activities (Tables)	12 Months Ended
May 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Details of Company's Major Subsidiaries and VIEs and Its Major Subsidiaries
As of May 31, 2023, details of the Company’s major subsidiaries, the consolidated VIEs and the VIEs’ major subsidiaries and schools were as follows:

Name	Date of incorporation or acquisition	Place of incorporation (or establishment)/ operation	Legal ownership	Principal activity

Major subsidiaries of the Company:
Beijing Decision Education & Consulting Company Limited (“Beijing Decision”)	April 20, 2005	PRC	100%	Educational technology and management services
Beijing Hewstone Technology Company Limited (“Beijing Hewstone”)	April 20, 2005	PRC	100%	Educational software development
Elite Concept Holdings Limited (“Elite Concept”)	December 3, 2007	Hong Kong	100%	Educational consulting
Winner Park Limited (“Winner Park”)	December 9, 2008	Hong Kong	100%	Educational consulting
Smart Shine International Limited (“Smart Shine”)	December 9, 2008	Hong Kong	100%	Educational consulting
Beijing Pioneer Technology Company Limited (“Beijing Pioneer”)	January 8, 2009	PRC	100%	Educational software development
Beijing Smart Wood Software Technology Company Limited (“Beijing Smart Wood”)	December 21, 2011	PRC	100%	Educational consulting and software development
East Buy (Formerly known as “Koolearn Technology Holding Limited”)	February 7, 2018	Cayman Islands	54.95%	Investment holding
New Oriental Xuncheng Technology (HK) Limited (“Koolearn Tech”)	March 2, 2018	Hong Kong	54.95%	Investment holding
Beijing Dexin Dongfang Network Technology Co., Ltd. (“Dexin Dongfang”)	March 21, 2018	PRC	54.95%	Software and technology services

VIEs of the Company:
New Oriental Education & Technology Group Co., Ltd (“New Oriental China”)	August 2, 2001	PRC	N/A	Education consulting, software development and distributions and other services
Beijing New Oriental Xuncheng Network Technology Co., Ltd. (“Xuncheng”)	March 11, 2005	PRC	N/A	Online education

Major subsidiaries and schools of the VIEs:
Beijing Haidian District Privately-Funded New Oriental School (“Beijing Haidian School”)	October 5, 1993	PRC	N/A	Language training and test preparation
Hangzhou New Oriental Advanced Study School	July 21, 2005	PRC	N/A	Language training and test preparation
Guangzhou Haizhu District Privately-Funded New Oriental Training School	November 5, 2000	PRC	N/A	Language training and test preparation
Nanjing Gulou New Oriental Advanced Study School	November 28, 2002	PRC	N/A	Language training and test preparation
Beijing New Oriental Dogwood Cultural Communications Co., Ltd. (“Dogwood”)	May 16, 2003	PRC	N/A	Educational material and content development and distribution
Beijing New Oriental Vision Overseas Consultancy Co., Ltd.	February 19, 2004	PRC	N/A	Oversea study consulting service
Dongfang Optimization (Beijing) Technology Co., Ltd. (“Oriental Optimization”)	October 27, 2021	PRC	N/A	Private label products and livestreaming e-commerce
Oriental Selection (Beijing) Technology Co., Ltd. (“Oriental Selection”)	December 7, 2021	PRC	N/A	Private label products and livestreaming e-commerce

Balances and Amounts of Company's WFOEs and VIEs
The following financial statement balances and amounts of the VIEs were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions among the offshore companies, WFOEs and the VIEs in the Group:

	As of May 31
	2022	2023
	US$	US$
Total current assets	1,909,663	2,366,136
Total non-current assets	1,221,847	1,218,363

Total assets	3,131,510	3,584,499

Total current liabilities	1,676,989	2,145,624
Total non-current liabilities	461,891	309,269

Total liabilities	2,138,880	2,454,893

	For the years ended May 31,
	2021	2022	2023
	US$	US$	US$
Net revenues	4,270,169	3,093,340	2,982,945
Net income/(loss)	663,099	(1,116,151)	593,183

The following are cashflows of the VIEs and VIEs’ subsidiaries for the years ended May 31, 2021, 2022 and 2023:

	For the years ended May 31
	2021	2022	2023
	US$	US$	US$
Net cash provided by/(used in) operating activities	1,046,695	(1,517,697)	652,523
Net cash (used in)/provided by investing activities	(789,120)	1,174,720	294,911
Net cash (used in)/provided by financing activities	(16,658)	155,451	(19,353)